STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCK OPTIONS AND WARRANTS
Schedule of Stock Option Activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2021	10,960,715	$0.37
Granted	14,400,000	0.0405
Exercised	(500,000)	0.002
Expired or canceled	(5,000,000)	0.057
Outstanding at December 31, 2022	19,860,715	$0.049
Granted	-	-
Exercised	-	-
Expired	-	-
Balance March 31, 2023	19,860,715	$0.049

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2020	10,300,000	$0.36
Granted	2,960,715	0.60
Exercised	300,000	0.35
Expired or canceled	(2,000,000)	0.75
Outstanding at December 31, 2021	10,960,715	$0.37
Granted	14,400,000	0.0405
Exercised	(500,000)	0.002
Expired or Canceled	(5,000,000)	0.057
Outstanding December 31, 2022	19,860,715	$0.049

Schedule of Option outstanding under Stock Option Plan
	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	8.5	$0.049	18,341,741	$0.049
	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	9.0	$0.049	18,341,741	$0.049

	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	9.0	$0.049	18,341,741	$0.049
	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.37	10,960,715	8.5	$0.37	8,227,380	$0.37

Schedule of weigted average assumptions using black holes option pricing model
	March 31,	December 31,
	2023	2022
Expected life (years)	-	10
Risk-free interest rate (%)	-	3.96
Expected volatility (%)	-	229
Dividend yield (%)	-	-
Weighted average fair value of shares at grant date	$-	$1.74

	December 31,	December 31,
	2022	2021
Expected life (years)	10	10
Risk-free interest rate (%)	3.96	1.74
Expected volatility (%)	229	190
Dividend yield (%)	-	-
Weighted average fair value of shares at grant date	$1.74	$1.74

Schedule of Warrants
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	3,025,000	$0.71
Granted	519,247	0.31
Forfeited/Cancelled	-	-
Exercised	-	-
Outstanding at December 31, 2022	3,544,247	$0.65
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at March 31, 2023	3,544,247	0.65

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2020	-	$-
Granted	3,025,000	0.71
Forfeited/Cancelled	-	-
Exercised	-	-
Outstanding at December 31, 2021	3,025,000	$0.71
Granted	519,247	0.31
Exercised
Outstanding at December 31, 2022	3,544,247	$0.65